STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2020
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Preparation
(a)	Basis of preparation

The consolidated financial statements are general purpose financial statements, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for-profit entity.

The consolidated financial statements have also been prepared on a historical cost basis.

The consolidated financial statements are presented in United States dollars (US$).

The financial statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the normal course of business.

New Standards, Interpretations and Amendments
(b)	New standards, interpretations and amendments

In the current year, the Group has adopted all of the new and revised standards, interpretations and amendments that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2019.

New and revised standards and amendments thereof and interpretations effective for the current reporting period that are relevant to the Group include:

•	IFRS 16 Leases

•	Interpretation 23 Uncertainty over Income Tax Treatments

•	Annual Improvements to IFRS Standards 2015–2017 Cycle

Other than IFRS 16, the adoption of these new and revised standards and amendments has not affected the amounts reported for the current or prior periods. A discussion on the adoption of IFRS 16 is included below. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 16 Leases

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognised in retained earnings at July 1, 2019. Accordingly, the comparative information presented as of June 30, 2019 and for the year then ended is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not been applied to comparative information.

Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under International Financial Reporting Interpretations Committee (“IFRIC”) Interpretation 4 - Determining Whether an Arrangement Contains a Lease. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16.

As a lessee

As a lessee, the Group leases primarily property assets. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use assets and lease liabilities for most of these leases – i.e. these leases are now on-balance sheet.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments, less any lease incentives receivables
•	Variable lease payment that are based on an index or a rate
•	Amounts expected to be payable by the lessee under residual value guarantees
•	The exercised price of a purchase option if the lessee is reasonably certain to exercise that option, and
•	Payments of penalties for terminating the lease, if the term reflects the lessee exercising that option.

Lease liabilities are presented under ‘other liabilities’ in the consolidated statement of financial position.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Group recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying assets is available for use), measured at cost.

The cost of right of use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are subsequently measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Right-of-use assets are subject to impairment in accordance with IAS 36 Impairment of Assets. Any identified impairment loss is accounted for in line with our accounting policy for ‘property, plant and equipment’.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for leases of property the Group has elected not to separate non-lease components and accounts for the lease and associated non-lease components as a single lease component.

As an intermediate lessor

Under IFRS 16, an intermediate lessor accounts for the head lease and the sublease as two separate contracts. The intermediate lessor is required to classify the sublease as a finance or operating lease by reference to the right-of-use asset arising from the head lease (and not by reference to the underlying asset as was the case under IAS 17).

Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised on a straight-line basis over the lease term.

Amounts due from lessees under finance leases are recognised as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

When a contract includes lease and non-lease components, the Group applies IFRS 15 Revenue from Contracts with Customers to allocate the consideration under the contract to each component.

Leases classified as operating leases under IAS 17

Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at July 1, 2019. The Group has measured right-of-use assets at their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the Group’s incremental borrowing rate at the date of initial application.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

•	did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;
•	did not recognise right-of-use assets and liabilities for leases of low value assets (e.g. IT equipment);
•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and
•	used hindsight when determining the lease term.

Leases classified as finance leases under IAS 17

The Group did not have any leases that were previously classified as finance leases under IAS 17.

Impact on transition

On transition to IFRS 16, the Group recognised right-of-use assets and additional lease liabilities, recognising the difference in accumulated losses. The impact on transition is summarised below.

	As previously reported US$	IFRS 16 adjustment US$	As adjusted at July 1, 2019 US$
Right-of-use assets	-	222,116	222,116
Other liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

When measuring liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at July 1, 2019. The weighted average rate applied is 13%.

The lease liabilities as at July 1, 2019 can be reconciled to the operating lease commitments as of June 30, 2019, as follows:

US$
Operating lease commitments as at June 30, 2019	134,884
Discounted operating lease commitments as at July 1, 2019	116,873
Less: Commitments relating to short-term leases and leases of low-value assets	(25,627)
Add: Lease payments not included in operating lease commitments as at June 30, 2019	143,879
Lease liabilities as at July 1, 2019	235,125

Issued Standards and Interpretations not Early Adopted
(c)	Issued standards and interpretations not early adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended June 30, 2020. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Definition of a Business (Amendments to IFRS 3)	January 1, 2020	July 1, 2020
Definition of Material (Amendments to IAS 1 and IAS 8)	January 1, 2020	July 1, 2020
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020	July 1, 2020
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)	January 1, 2020	July 1, 2020

Change in Functional Currency
(d)	Change in functional currency

An entity’s functional currency is the currency of the primary economic environment in which the entity operates. In June 2020, the Company completed its first U.S. public offering of its American Depositary Shares (“ADSs”) to raise U.S. dollar (US$) denominated gross proceeds of US$12.9 million. In addition, the majority of the Group’s future operating and capital costs will be denominated in U.S. dollars (US$). Consequently, the Directors have determined that the functional currency of the Company is U.S. dollars (US$) effective June 30, 2020.

The change in functional currency has been applied prospectively with effect from June 30, 2020 in accordance with the requirements of the International Financial Reporting Standards. To give effect to the change in functional currency, the assets and liabilities of entities with an Australian dollar (A$) functional currency at June 30, 2020 were converted into U.S. dollars at a fixed exchange rate of US$1:A$1.457 and the contributed equity, reserves and retained earnings were converted at applicable historical rates.

The Group’s presentation currency remains US$, following the Group’s change in its presentation currency from A$ to US$ during the 2018 year, consequently there is no impact on any comparative financial information presented.

Principles of Consolidation
(e)	Principles of Consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at June 30, 2020 and June 30, 2019, and the results of all subsidiaries for the three years ended June 30, 2020, 2019 and 2018.

Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power.

Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, so as to obtain benefits from its activities, generally accompanying a shareholding of more than one-half of the voting rights.  The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.  Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Intercompany transactions and balances, income and expenses and profits and losses between Group companies, are eliminated. Investments in subsidiaries are accounted for at cost in the Statement of Financial Position of the Company.

Foreign Currencies
(f)	Foreign Currencies

(i)	Functional and presentation currency

The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates.  The Company’s functional currency changed from Australian dollars to U.S. dollars effective June 30, 2020 as outlined in noted 1(d). The consolidated financial statements are presented in United States dollars which is the Company’s presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction.  Foreign currency monetary items are translated at the year-end exchange rate.  Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.  Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognised in the income statement, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognised directly in equity to the extent that the gain or loss is directly recognised in equity, otherwise the exchange difference is recognised in the income statement.

(iii)	Group companies

The financial results and position of foreign operations whose functional currency is different from the group’s presentation currency are translated as follows:

•	assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

•	income and expenses are translated at average exchange rates for the period; and

•	retained earnings are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the group’s foreign currency translation reserve in equity.  These differences are recognised in profit or loss in the period in which the operation is disposed.

Cash and Cash Equivalents
(g)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of 3 months or less, and bank overdrafts.

Trade and Other Receivables
(h)	Trade and Other Receivables

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance for expected credit losses. If collection of the amounts is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets. Trade receivables are generally due for settlement within 30 days and therefore are all classified as current.

As the majority of receivables are short term in nature, their carrying amount is assumed to be the same as their fair value.

Property, Plant and Equipment
(i)	Property, Plant and Equipment

(i)	Cost and valuation

All classes of property, plant and equipment are measured at cost.

(ii)	Depreciation

Depreciation is provided on a straight-line basis over the estimated useful lives of the assets, except for land which is not depreciated..

	2020	2019	2018
Major depreciation periods are:
Plant and equipment:	5 years	5 years	5 years

Exploration and Development Expenditure
(j)	Exploration and Development Expenditure

Expenditure on exploration and evaluation is accounted for in accordance with the ‘area of interest’ method and with IFRS 6 Exploration for and Evaluation of Mineral Resources.

Exploration and evaluation expenditure encompasses expenditures incurred by the Group in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

For each area of interest, expenditure incurred in the acquisition of rights to explore is capitalised and recognised as an exploration and evaluation asset. This includes option payments made to landowners under the Group’s option agreements with local landowners which are considered part of the acquisition costs. Exploration and evaluation assets are measured at cost at recognition and are recorded as an asset if:

(i)	the rights to tenure of the area of interest are current; and

(ii)	at least one of the following conditions is also met:

•	the exploration and evaluation expenditures are expected to be recouped through successful development and exploitation of the area of interest, or alternatively, by its sale; and

•
exploration and evaluation activities in the area of interest have not at the reporting date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

All other exploration and evaluation expenditures are expensed as incurred.

Once the technical feasibility and commercial viability of a program or project has been demonstrated with a bankable feasibility study, the carrying amount of the exploration and evaluation expenditure in respect of the area of interest is reclassified as a “mine development property” and future expenditure incurred in the development of that area of interest is accounted for in accordance with the Group’s policy for Property, Plant & Equipment, as described in Note 1(i).

Impairment

Capitalised exploration costs are reviewed each reporting date to establish whether an indication of impairment exists. If any such indication exists, the recoverable amount of the capitalised exploration costs is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in previous years.

Where a decision is made to proceed with development, accumulated expenditure is tested for impairment and transferred to development properties, and then amortised over the life of the reserves associated with the area of interest once mining operations have commenced. Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Trade and Other Payables
(k)	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date.

They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.

Provisions
(l)	Provisions

Provisions are recognised when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

Finance Income
(m)	Finance income

Interest income is recognised on a time proportionate basis that takes into account the effective yield on the financial asset. In the current year, the Group has changed the name that it uses for its interest income to finance income in order to better reflect the nature of the balance. The name change had no impact on the prior year amount reported.

Government Grant Income
(n)	Government grant income

Government grants are recognised when there is reasonable assurance that the Group will comply with the conditions attaching to the grant and that the grant will be received. Government grants are recognised in profit or loss on a systematic basis over the periods in which the entity recognises as expenses the related costs for which grants are intended to compensate. If the grant relates to expenses or losses already incurred by the entity, or to provide immediate financial support to the entity with no future related costs, the income is recognised in the period in which it becomes receivable.

Income Tax
(o)	Income Tax

The income tax expense for the period is the tax payable on the current period’s taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.

Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction.  The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability.  An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability.  No deferred tax asset or liability is recognised in relation to these temporary differences if they arose on goodwill or in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.

Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in controlled entities where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each balance date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Current and deferred tax balances attributable to amounts recognised directly in equity are also recognised directly in equity.

Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against tax liabilities and the deferred tax liabilities relate to the same taxable entity and the same taxation authority.

Employee Entitlements
(p)	Employee Entitlements

Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to the balance date.  Employee benefits that are expected to be settled wholly within 12 months have been measured at the amounts expected to be paid when the liability is settled, plus related on-costs.  Employee benefits payable later than 12 months have been measured at the present value of the estimated future cash outflows to be made for those benefits.

Earnings per Share
(q)	Earnings per Share

Basic earnings per share (“EPS”) is calculated by dividing the net profit attributable to members of the Company for the reporting period, after excluding any costs of servicing equity, by the weighted average number of ordinary shares of the Company, adjusted for any bonus issue.

Diluted EPS is calculated by dividing the basic EPS earnings, adjusted by the after tax effect of financing costs associated with dilutive potential Ordinary Shares and the effect on revenues and expenses of conversion to Ordinary Shares associated with dilutive potential Ordinary Shares, by the weighted average number of Ordinary Shares and dilutive Ordinary Shares adjusted for any bonus issue.

Goods and Services Tax
(r)	Goods and Services Tax

Revenues, expenses and assets are recognised net of the amount of goods and services tax (“GST”), except where the amount of GST incurred is not recoverable from the Australian Tax Office.  In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of the expense.  Receivables and payables in the Statement of Financial Position are shown inclusive of GST. Cash flows are presented in the Statement of Cash Flows on a gross basis, except for the GST component of investing and financing activities, which are disclosed as operating cash flows.

Use and Revision of Accounting Estimates, Judgements and Assumptions
(s)	Use and Revision of Accounting Estimates, Judgements and Assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

In particular, information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amount recognised in the financial statements are described in the following note:

•	Change in functional currency (Note 1(d));

•	Recognition of tax losses (Note 3);

•	Impairment of exploration and evaluation expenditures (Note 7); and

•	Share-based payments (Note 17).

Operating Segments
(t)	Operating Segments

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the board of directors.

Operating segments have been identified based on the information provided to the chief operating decision makers, being the board of directors.

The Group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in each of the following respects:

•	Nature of the products and services,

•	Nature of the production processes,

•	Type or class of customer for the products and services,

•	Methods used to distribute the products or provide the services, and if applicable,

•	Nature of the regulatory environment.

Operating segments that meet the quantitative criteria as prescribed by IFRS 8 Operating Segments are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

Information about other business activities and operating segments that are below the quantitative criteria are combined and disclosed in a separate category for “all other segments”.

Impairment of Assets
(u)	Impairment of Assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired.  If any such indication exists, or when annual impairment testing for an asset is required, the Group makes an estimate of the asset’s recoverable amount.  An asset’s recoverable amount is the higher of its fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value in use cannot be estimated to be close to its fair value.  In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs.  When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An assessment is also made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased.  If such indication exists, the recoverable amount is estimated.  A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised.  If that is the case the carrying amount of the asset is increased to its recoverable amount.  That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.  After such a reversal the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Fair Value Estimation
(v)	Fair Value Estimation

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.

The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities classified as fair value through other comprehensive income) is based on quoted market prices at the reporting date.  The quoted market price used for financial assets held by the Group is the current bid price; the appropriate quoted market price for financial liabilities is the current ask price.

The fair value of financial instruments that are not traded in an active market (for example, over the counter derivatives) is determined using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance date.  Quoted market prices or dealer quotes for similar instruments are used for long-term debt instruments held.  Other techniques, such as discounted cash flows, are used to determine fair value for the remaining financial instruments.  The fair value of interest-rate swaps is calculated as the present value of the estimated future cash flows.  The fair value of forward exchange contracts is determined using forward exchange market rates at the reporting date.

The nominal value less estimated credit adjustments of trade receivables and payables are assumed to approximate their fair values.  The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

Issued and Unissued Capital
(w)	Issued and Unissued Capital

Ordinary Shares and Performance Shares are classified as equity.  Issued and paid up capital is recognised at the fair value of the consideration received by the Company. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Dividends
(x)	Dividends
Provision is made for the amount of any dividend declared on or before the end of the year but not distributed at balance date.
Share-Based Payments
(y)	Share-Based Payments

Equity-settled share-based payments are provided to officers, employees, consultants and other advisors.  These share-based payments are measured at the fair value of the equity instrument at the grant date.  Fair value is determined using the Black Scholes option pricing model.  The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest.  At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest.  The impact of the revision of the original estimates, if any, is recognised in profit or loss over the remaining vesting period, with a corresponding adjustment to the share-based payments reserve.

Equity-settled share-based payments may also be provided as consideration for the acquisition of assets. Where ordinary shares are issued, the transaction is recorded at fair value based on the quoted price of the ordinary shares at the date of issue. The acquisition is then recorded as an asset or expensed in accordance with International Financial Reporting Standards.